Costs and expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by nature [abstract]
Disclosure of expenses by nature [text block]

	December 31, 2023	December 31, 2022	December 31, 2021
Materials used in the provision of services	(94,726)	(30,395)	(32,036)
Personnel and labor charges	(1,051,125)	(647,356)	(317,749)
Fuels	(59,455)	(58,115)	(24,744)
Freight and tolls	(5,860)	(17,181)	(2,683)
Maintenance of machinery, apparatus and equipment and vehicles	(94,545)	(58,022)	(24,306)
Taxes	(23,073)	(20,191)	(10,099)
Rent and Condominium	(929)	(11,936)	(8,884)
Leasing of goods, vehicles, machinery, and equipment	(542)	(19,087)	(14,294)
Telephony expenses	(14,352)	(6,440)	(2,011)
Travel expenses	(68,249)	(33,215)	(12,588)
Depreciation and amortization	(181,864)	(112,029)	(60,163)
Advertising and marketing	(17,622)	(10,783)	(3,399)
Third-party services	(407,090)	(210,471)	(89,455)
IPO costs	(120,963)	—	—
Other expenses	(89,182)	(116,545)	(41,762)
	(2,229,577)	(1,351,766)	(644,173)

Cost of services provided	(2,090,482)	(1,337,749)	(618,691)
General, administrative and sales	(28,385)	(26,553)	(26,837)
Other operating income (expenses), net	(110,710)	12,536	1,355
	(2,229,577)	(1,351,766)	(644,173)